6181\001\EROBERTS\1420131.1
                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Vantis Capital Management LLC
Address:  1161 Virginia Road
          San Marino, CA  91108

Form 13F File Number:    28-10604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Bzura
Title:    Managing Director and Chief Financial Officer
Phone:    310-459-2138

Signature, Place and Date of Signing:


/s/ Andrew Bzura                   San Marino, CA      February 28, 2007

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      0

Form 13F Information Table Value Total:      0


List of Other Included Managers:

NONE
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
NAME OF ISSUER          TITLE  CUSIP     VALUE      SHARES          INV.   OTHER  VOTING AUTH
                        OF               X1000                      DISC   MGR
                        CLASS                                       .
                                                                                  SOLE   SHR    NONE


